Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 98.4%
Advertising — 0.1%
Omnicom Group, Inc.	3,080	$251,113
The Interpublic Group of Cos., Inc.	6,222	173,656
The Trade Desk, Inc., Class A*	7,111	348,510
		773,279
Aerospace & Defense — 2.1%
General Dynamics Corp.	4,070	1,387,870
General Electric Co.	17,137	5,155,152
Howmet Aerospace, Inc.	6,513	1,278,046
L3Harris Technologies, Inc.	3,018	921,728
Lockheed Martin Corp.	3,335	1,664,865
Northrop Grumman Corp.	2,174	1,324,662
RTX Corp.	21,677	3,627,213
The Boeing Co.*	12,240	2,641,759
TransDigm Group, Inc.	916	1,207,306
		19,208,601
Agriculture — 0.7%
Altria Group, Inc.	27,274	1,801,720
Archer-Daniels-Midland Co.	7,788	465,255
Bunge Global S.A.	2,202	178,913
Philip Morris International, Inc.	25,213	4,089,549
		6,535,437
Airlines — 0.1%
Delta Air Lines, Inc.	10,629	603,196
Southwest Airlines Co.	8,404	268,171
United Airlines Holdings, Inc.*	5,226	504,309
		1,375,676
Apparel — 0.2%
Deckers Outdoor Corp.*	2,426	245,924
NIKE, Inc., Class B	19,221	1,340,280
Ralph Lauren Corp.	615	192,839
Tapestry, Inc.	3,335	377,589
		2,156,632
Auto Manufacturers — 2.6%
Cummins, Inc.	2,218	936,817
Ford Motor Co.	62,846	751,638
General Motors Co.	15,419	940,096
PACCAR, Inc.	8,548	840,439
Tesla, Inc.*	45,379	20,180,949
		23,649,939
Auto Parts & Equipment — 0.0%
Aptiv PLC*	3,506	302,287
Banks — 4.6%
Bank of America Corp.	110,134	5,681,813
Citigroup, Inc.	29,732	3,017,798
Citizens Financial Group, Inc.	6,909	367,282
Fifth Third Bancorp	10,672	475,438
Huntington Bancshares, Inc.	23,926	413,202
JPMorgan Chase & Co.	44,462	14,024,649
KeyCorp	14,925	278,948
M&T Bank Corp.	2,520	498,002
Morgan Stanley	19,595	3,114,821
Northern Trust Corp.	3,077	414,164
	Number of Shares	Value†

Banks — (continued)
Regions Financial Corp.	14,261	$376,063
State Street Corp.	4,560	529,006
The Bank of New York Mellon Corp.	11,436	1,246,067
The Goldman Sachs Group, Inc.	4,903	3,904,504
The PNC Financial Services Group, Inc.	6,387	1,283,340
Truist Financial Corp.	20,886	954,908
US Bancorp	25,236	1,219,656
Wells Fargo & Co.	51,892	4,349,587
		42,149,248
Beverages — 1.0%
Brown-Forman Corp., Class B	3,065	83,000
Constellation Brands, Inc., Class A	2,290	308,394
Keurig Dr Pepper, Inc.	22,060	562,751
Molson Coors Beverage Co., Class B	2,883	130,456
Monster Beverage Corp.*	11,422	768,815
PepsiCo, Inc.	22,112	3,105,409
The Coca-Cola Co.	62,740	4,160,917
		9,119,742
Biotechnology — 0.9%
Amgen, Inc.	8,714	2,459,091
Biogen, Inc.*	2,366	331,429
Corteva, Inc.	10,988	743,118
Gilead Sciences, Inc.	20,029	2,223,219
Incyte Corp.*	2,645	224,323
Moderna, Inc.*	5,763	148,858
Regeneron Pharmaceuticals, Inc.	1,650	927,746
Vertex Pharmaceuticals, Inc.*	4,146	1,623,739
		8,681,523
Building Materials — 0.6%
Builders FirstSource, Inc.*	1,770	214,612
Carrier Global Corp.	12,896	769,891
Johnson Controls International PLC	10,609	1,166,460
Lennox International, Inc.	508	268,915
Martin Marietta Materials, Inc.	988	622,717
Masco Corp.	3,427	241,226
Mohawk Industries, Inc.*	878	113,192
Trane Technologies PLC	3,597	1,517,790
Vulcan Materials Co.	2,147	660,460
		5,575,263
Chemicals — 1.0%
Air Products and Chemicals, Inc.	3,627	989,155
Albemarle Corp.	1,851	150,079
CF Industries Holdings, Inc.	2,706	242,728
Dow, Inc.	11,816	270,941
DuPont de Nemours, Inc.	6,713	522,943
Eastman Chemical Co.	1,915	120,741
Ecolab, Inc.	4,113	1,126,386
International Flavors & Fragrances, Inc.	4,172	256,745
Linde PLC	7,594	3,607,150
LyondellBasell Industries N.V., Class A	4,195	205,723
PPG Industries, Inc.	3,674	386,174
The Mosaic Co.	5,250	182,070

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	3,737	$1,293,974
		9,354,809
Commercial Services — 1.3%
Automatic Data Processing, Inc.	6,577	1,930,350
Block, Inc.*	8,885	642,119
Cintas Corp.	5,518	1,132,625
Corpay, Inc.*	1,165	335,590
Equifax, Inc.	2,013	516,395
Global Payments, Inc.	3,993	331,738
Moody's Corp.	2,492	1,187,388
PayPal Holdings, Inc.*	15,483	1,038,290
Quanta Services, Inc.	2,404	996,266
Rollins, Inc.	4,603	270,380
S&P Global, Inc.	5,045	2,455,452
United Rentals, Inc.	1,043	995,710
Verisk Analytics, Inc.	2,247	565,143
		12,397,446
Computers — 8.3%
Accenture PLC, Class A	10,055	2,479,563
Apple, Inc.	240,023	61,117,056
Cognizant Technology Solutions Corp., Class A	7,884	528,780
Crowdstrike Holdings, Inc., Class A*	4,033	1,977,703
Dell Technologies, Inc., Class C	4,912	696,374
EPAM Systems, Inc.*	871	131,338
Fortinet, Inc.*	10,545	886,624
Gartner, Inc.*	1,215	319,387
Hewlett Packard Enterprise Co.	21,316	523,521
HP, Inc.	15,265	415,666
International Business Machines Corp.	15,088	4,257,230
Leidos Holdings, Inc.	2,101	397,005
NetApp, Inc.	3,220	381,441
Seagate Technology Holdings PLC	3,419	807,089
Super Micro Computer, Inc.*	8,058	386,301
Western Digital Corp.	5,582	670,175
		75,975,253
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	13,015	1,040,419
Kenvue, Inc.	31,174	505,954
The Estee Lauder Cos., Inc., Class A	3,836	338,028
The Procter & Gamble Co.	37,857	5,816,728
		7,701,129
Distribution & Wholesale — 0.3%
Copart, Inc.*	14,500	652,065
Fastenal Co.	18,513	907,878
LKQ Corp.	4,294	131,139
Pool Corp.	521	161,546
W.W. Grainger, Inc.	719	685,178
		2,537,806
Diversified Financial Services — 4.0%
American Express Co.	8,766	2,911,714
Ameriprise Financial, Inc.	1,525	749,156
Apollo Global Management, Inc.	7,451	992,995
	Number of Shares	Value†

Diversified Financial Services — (continued)
Blackrock, Inc.	2,325	$2,710,648
Capital One Financial Corp.	10,350	2,200,203
Cboe Global Markets, Inc.	1,719	421,585
CME Group, Inc.	5,826	1,574,127
Coinbase Global, Inc., Class A*	3,667	1,237,576
Franklin Resources, Inc.	5,022	116,159
Interactive Brokers Group, Inc., Class A	7,200	495,432
Intercontinental Exchange, Inc.	9,255	1,559,282
Invesco Ltd.	7,165	164,365
Mastercard, Inc., Class A	13,344	7,590,201
Nasdaq, Inc.	7,329	648,250
Raymond James Financial, Inc.	2,861	493,808
Synchrony Financial	5,995	425,945
T. Rowe Price Group, Inc.	3,612	370,736
The Charles Schwab Corp.	27,551	2,630,294
Visa, Inc., Class A	27,462	9,374,977
		36,667,453
Electric — 2.2%
Alliant Energy Corp.	4,087	275,505
Ameren Corp.	4,367	455,827
American Electric Power Co., Inc.	8,702	978,975
CenterPoint Energy, Inc.	10,505	407,594
CMS Energy Corp.	4,788	350,769
Consolidated Edison, Inc.	5,904	593,470
Constellation Energy Corp.	5,071	1,668,714
Dominion Energy, Inc.	13,883	849,223
DTE Energy Co.	3,325	470,255
Duke Energy Corp.	12,572	1,555,785
Edison International	6,315	349,093
Entergy Corp.	7,171	668,266
Evergy, Inc.	3,668	278,841
Eversource Energy	6,073	432,033
Exelon Corp.	16,272	732,403
FirstEnergy Corp.	8,548	391,669
NextEra Energy, Inc.	33,328	2,515,931
NRG Energy, Inc.	3,173	513,867
PG&E Corp.	35,975	542,503
Pinnacle West Capital Corp.	1,930	173,044
PPL Corp.	12,170	452,237
Public Service Enterprise Group, Inc.	8,037	670,768
Sempra	10,525	947,040
The AES Corp.	11,741	154,512
The Southern Co.	17,788	1,685,769
Vistra Corp.	5,162	1,011,339
WEC Energy Group, Inc.	5,277	604,691
Xcel Energy, Inc.	9,500	766,175
		20,496,298
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	3,711	697,668
Eaton Corp. PLC	6,284	2,351,787
Emerson Electric Co.	9,068	1,189,540
Generac Holdings, Inc.*	952	159,365
		4,398,360

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 1.0%
Allegion PLC	1,366	$242,260
Amphenol Corp., Class A	19,761	2,445,424
Fortive Corp.	5,392	264,154
Garmin Ltd.	2,644	651,006
Honeywell International, Inc.	10,247	2,156,993
Hubbell, Inc.	877	377,382
Jabil, Inc.	1,765	383,305
Keysight Technologies, Inc.*	2,765	483,654
Mettler-Toledo International, Inc.*	332	407,566
TE Connectivity PLC	4,788	1,051,110
Trimble, Inc.*	3,803	310,515
		8,773,369
Energy-Alternate Sources — 0.0%
First Solar, Inc.*	1,714	377,988
Engineering & Construction — 0.1%
EMCOR Group, Inc.	721	468,318
Jacobs Solutions, Inc.	1,953	292,677
		760,995
Entertainment — 0.1%
Live Nation Entertainment, Inc.*	2,545	415,853
TKO Group Holdings, Inc.	1,103	222,762
		638,615
Environmental Control — 0.3%
Pentair PLC	2,672	295,951
Republic Services, Inc.	3,305	758,431
Veralto Corp.	4,075	434,436
Waste Management, Inc.	5,973	1,319,017
		2,807,835
Food — 0.6%
Conagra Brands, Inc.	7,930	145,198
General Mills, Inc.	8,611	434,167
Hormel Foods Corp.	4,837	119,667
Kellanova	4,300	352,686
Lamb Weston Holdings, Inc.	2,189	127,137
McCormick & Co., Inc.	4,033	269,848
Mondelez International, Inc., Class A	20,910	1,306,248
Sysco Corp.	7,716	635,335
The Campbell's Company	3,250	102,635
The Hershey Co.	2,398	448,546
The J.M. Smucker Co.	1,767	191,896
The Kraft Heinz Co.	13,645	355,316
The Kroger Co.	9,832	662,775
Tyson Foods, Inc., Class A	4,715	256,025
		5,407,479
Forest Products & Paper — 0.0%
International Paper Co.	8,439	391,570
Gas — 0.1%
Atmos Energy Corp.	2,572	439,169
NiSource, Inc.	7,521	325,659
		764,828
	Number of Shares	Value†

Hand & Machine Tools — 0.1%
Snap-on, Inc.	849	$294,204
Stanley Black & Decker, Inc.	2,474	183,892
		478,096
Healthcare Products — 2.6%
Abbott Laboratories	28,189	3,775,635
Agilent Technologies, Inc.	4,570	586,560
Align Technology, Inc.*	1,152	144,253
Baxter International, Inc.	8,365	190,471
Bio-Techne Corp.	2,630	146,307
Boston Scientific Corp.*	23,981	2,341,265
Danaher Corp.	10,310	2,044,061
Edwards Lifesciences Corp.*	9,495	738,426
GE HealthCare Technologies, Inc.	7,342	551,384
Hologic, Inc.*	3,689	248,971
IDEXX Laboratories, Inc.*	1,295	827,363
Insulet Corp.*	1,128	348,247
Intuitive Surgical, Inc.*	5,803	2,595,276
Medtronic PLC	20,807	1,981,659
ResMed, Inc.	2,383	652,299
Revvity, Inc.	1,836	160,925
Solventum Corp.*	2,493	181,989
STERIS PLC	1,612	398,873
Stryker Corp.	5,567	2,057,953
The Cooper Cos., Inc.*	3,288	225,425
Thermo Fisher Scientific, Inc.*	6,098	2,957,652
Waters Corp.*	987	295,912
West Pharmaceutical Services, Inc.	1,168	306,401
Zimmer Biomet Holdings, Inc.	3,236	318,746
		24,076,053
Healthcare Services — 1.2%
Centene Corp.*	7,451	265,852
Charles River Laboratories International, Inc.*	849	132,835
DaVita, Inc.*	544	72,281
Elevance Health, Inc.	3,637	1,175,187
HCA Healthcare, Inc.	2,655	1,131,561
Humana, Inc.	1,975	513,836
IQVIA Holdings, Inc.*	2,743	521,005
Labcorp Holdings, Inc.	1,328	381,216
Molina Healthcare, Inc.*	853	163,230
Quest Diagnostics, Inc.	1,817	346,284
The Cigna Group.	4,302	1,240,051
UnitedHealth Group, Inc.	14,636	5,053,811
Universal Health Services, Inc., Class B	893	182,565
		11,179,714
Home Builders — 0.2%
D.R. Horton, Inc.	4,469	757,362
Lennar Corp., Class A	3,671	462,693
NVR, Inc.*	46	369,594
PulteGroup, Inc.	3,177	419,777
		2,009,426
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,237	200,604
Church & Dwight Co., Inc.	3,915	343,072

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — (continued)
Kimberly-Clark Corp.	5,364	$666,960
The Clorox Co.	1,980	244,134
		1,454,770
Insurance — 3.5%
Aflac, Inc.	7,793	870,478
American International Group, Inc.	8,958	703,561
Aon PLC, Class A	3,483	1,241,968
Arch Capital Group Ltd.	6,058	549,642
Arthur J. Gallagher & Co.	4,157	1,287,589
Assurant, Inc.	821	177,829
Berkshire Hathaway, Inc., Class B*	29,651	14,906,744
Brown & Brown, Inc.	4,719	442,595
Chubb Ltd.	6,019	1,698,863
Cincinnati Financial Corp.	2,564	405,368
Erie Indemnity Co., Class A	412	131,082
Everest Group Ltd.	666	233,253
Globe Life, Inc.	1,286	183,859
Loews Corp.	2,802	281,293
Marsh & McLennan Cos., Inc.	7,949	1,601,962
MetLife, Inc.	9,035	744,213
Principal Financial Group, Inc.	3,368	279,241
Prudential Financial, Inc.	5,751	596,609
The Allstate Corp.	4,241	910,331
The Hartford Insurance Group, Inc.	4,541	605,724
The Progressive Corp.	9,487	2,342,815
The Travelers Cos., Inc.	3,648	1,018,594
W.R. Berkley Corp.	4,911	376,281
Willis Towers Watson PLC	1,574	543,738
		32,133,632
Internet — 13.9%
Airbnb, Inc., Class A*	6,947	843,505
Alphabet, Inc., Class A	94,071	22,868,660
Alphabet, Inc., Class C	75,515	18,391,678
Amazon.com, Inc.*	156,957	34,463,049
AppLovin Corp., Class A*	4,372	3,141,457
Booking Holdings, Inc.	523	2,823,818
CDW Corp.	2,166	345,000
DoorDash, Inc., Class A*	6,008	1,634,116
eBay, Inc.	7,387	671,848
Expedia Group, Inc.	1,903	406,766
F5, Inc.*	938	303,152
Gen Digital, Inc.	9,125	259,059
GoDaddy, Inc., Class A*	2,222	304,036
Match Group, Inc.	3,782	133,580
Meta Platforms, Inc., Class A	35,076	25,759,113
Netflix, Inc.*	6,869	8,235,382
Palo Alto Networks, Inc.*	10,815	2,202,150
Robinhood Markets, Inc., Class A*	12,559	1,798,198
Uber Technologies, Inc.*	33,685	3,300,119
VeriSign, Inc.	1,360	380,215
		128,264,901
Iron & Steel — 0.1%
Nucor Corp.	3,688	499,466
	Number of Shares	Value†

Iron & Steel — (continued)
Steel Dynamics, Inc.	2,211	$308,280
		807,746
Leisure Time — 0.2%
Carnival Corp.*	17,355	501,733
Norwegian Cruise Line Holdings Ltd.*	7,409	182,484
Royal Caribbean Cruises Ltd.	4,075	1,318,588
		2,002,805
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	3,812	988,985
Las Vegas Sands Corp.	4,940	265,723
Marriott International, Inc., Class A	3,650	950,606
MGM Resorts International*	3,313	114,828
Wynn Resorts Ltd.	1,417	181,759
		2,501,901
Machinery — Construction & Mining — 0.7%
Caterpillar, Inc.	7,587	3,620,137
GE Vernova, Inc.	4,396	2,703,100
		6,323,237
Machinery — Diversified — 0.6%
Deere & Co.	4,090	1,870,193
Dover Corp.	2,248	375,034
IDEX Corp.	1,237	201,334
Ingersoll Rand, Inc.	5,828	481,509
Nordson Corp.	874	198,354
Otis Worldwide Corp.	6,337	579,392
Rockwell Automation, Inc.	1,832	640,339
Westinghouse Air Brake Technologies Corp.	2,742	549,689
Xylem, Inc.	3,915	577,463
		5,473,307
Media — 0.8%
Charter Communications, Inc., Class A*	1,494	411,007
Comcast Corp., Class A	59,804	1,879,042
FactSet Research Systems, Inc.	633	181,348
Fox Corp., Class A	3,482	219,575
Fox Corp., Class B	2,152	123,288
News Corp., Class A	5,954	182,847
News Corp., Class B	1,762	60,877
Paramount Skydance Corp., Class B	4,763	90,116
The Walt Disney Co.	29,041	3,325,195
Warner Bros Discovery, Inc.*	40,048	782,137
		7,255,432
Mining — 0.3%
Freeport-McMoRan, Inc.	23,408	918,062
Newmont Corp.	17,822	1,502,573
		2,420,635
Miscellaneous Manufacturing — 0.6%
3M Co.	8,641	1,340,910
A.O. Smith Corp.	1,798	131,991
Axon Enterprise, Inc.*	1,272	912,838
Illinois Tool Works, Inc.	4,300	1,121,268

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Parker-Hannifin Corp.	2,066	$1,566,338
Teledyne Technologies, Inc.*	767	449,493
Textron, Inc.	2,846	240,459
		5,763,297
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	847	251,695
Oil & Gas — 2.3%
APA Corp.	5,960	144,709
Chevron Corp.	31,179	4,841,787
ConocoPhillips	20,281	1,918,380
Coterra Energy, Inc.	12,177	287,986
Devon Energy Corp.	10,158	356,139
Diamondback Energy, Inc.	3,085	441,464
EOG Resources, Inc.	8,895	997,307
EQT Corp.	10,066	547,892
Expand Energy Corp.	3,829	406,793
Exxon Mobil Corp.	68,918	7,770,504
Marathon Petroleum Corp.	4,924	949,052
Occidental Petroleum Corp.	11,497	543,233
Phillips 66	6,544	890,115
Texas Pacific Land Corp.	304	283,827
Valero Energy Corp.	5,028	856,067
		21,235,255
Oil & Gas Services — 0.2%
Baker Hughes Co.	15,951	777,133
Halliburton Co.	14,085	346,491
Schlumberger N.V.	24,003	824,983
		1,948,607
Packaging and Containers — 0.1%
Amcor PLC	36,953	302,276
Ball Corp.	4,338	218,722
Packaging Corp. of America	1,479	322,318
Smurfit WestRock PLC	8,395	357,375
		1,200,691
Pharmaceuticals — 4.1%
AbbVie, Inc.	28,553	6,611,162
Becton Dickinson & Co.	4,641	868,656
Bristol-Myers Squibb Co.	32,904	1,483,970
Cardinal Health, Inc.	3,841	602,883
Cencora, Inc.	3,140	981,344
CVS Health Corp.	20,455	1,542,103
Dexcom, Inc.*	6,291	423,321
Eli Lilly & Co.	12,853	9,806,839
Henry Schein, Inc.*	1,611	106,922
Johnson & Johnson	38,929	7,218,215
McKesson Corp.	2,018	1,558,986
Merck & Co., Inc.	40,343	3,385,988
Pfizer, Inc.	92,005	2,344,287
Viatris, Inc.	19,001	188,110
Zoetis, Inc.	7,155	1,046,920
		38,169,706
Pipelines — 0.4%
Kinder Morgan, Inc.	31,475	891,057
	Number of Shares	Value†

Pipelines — (continued)
ONEOK, Inc.	10,161	$741,448
Targa Resources Corp.	3,523	590,244
The Williams Cos., Inc.	19,681	1,246,791
		3,469,540
Private Equity — 0.4%
Blackstone, Inc.	11,896	2,032,432
KKR & Co., Inc.	11,135	1,446,993
		3,479,425
Real Estate — 0.1%
CoStar Group, Inc.*	6,937	585,275
Real Estate — 0.1%
CBRE Group, Inc., Class A*	4,791	754,870
Retail — 4.3%
AutoZone, Inc.*	269	1,154,075
Best Buy Co., Inc.	3,115	235,556
CarMax, Inc.*	2,469	110,784
Chipotle Mexican Grill, Inc.*	21,574	845,485
Costco Wholesale Corp.	7,168	6,634,916
Darden Restaurants, Inc.	1,869	355,783
Dollar General Corp.	3,515	363,275
Dollar Tree, Inc.*	3,210	302,928
Domino's Pizza, Inc.	498	214,992
Genuine Parts Co.	2,217	307,276
Lowe's Cos., Inc.	9,071	2,279,633
Lululemon Athletica, Inc.*	1,738	309,242
McDonald's Corp.	11,556	3,511,753
O'Reilly Automotive, Inc.*	13,768	1,484,328
Ross Stores, Inc.	5,293	806,600
Starbucks Corp.	18,378	1,554,779
Target Corp.	7,345	658,846
The Home Depot, Inc.	16,082	6,516,266
The TJX Cos., Inc.	18,013	2,603,599
Tractor Supply Co.	8,602	489,196
Ulta Beauty, Inc.*	723	395,300
Walmart, Inc.	70,951	7,312,210
Williams-Sonoma, Inc.	2,007	392,268
Yum! Brands, Inc.	4,487	682,024
		39,521,114
Semiconductors — 13.8%
Advanced Micro Devices, Inc.*	26,287	4,252,974
Analog Devices, Inc.	8,028	1,972,480
Applied Materials, Inc.	12,958	2,653,021
Broadcom, Inc.	76,064	25,094,274
Intel Corp.*	70,821	2,376,045
KLA Corp.	2,130	2,297,418
Lam Research Corp.	20,436	2,736,380
Microchip Technology, Inc.	8,681	557,494
Micron Technology, Inc.	18,119	3,031,671
Monolithic Power Systems, Inc.	772	710,734
NVIDIA Corp.	394,641	73,632,118
NXP Semiconductors N.V.	4,083	929,822
ON Semiconductor Corp.*	6,565	323,720
QUALCOMM, Inc.	17,418	2,897,658

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Skyworks Solutions, Inc.	2,343	$180,364
Teradyne, Inc.	2,614	359,791
Texas Instruments, Inc.	14,717	2,703,954
		126,709,918
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	640	184,262
Software — 11.1%
Adobe, Inc.*	6,849	2,415,985
Akamai Technologies, Inc.*	2,332	176,672
Autodesk, Inc.*	3,447	1,095,008
Broadridge Financial Solutions, Inc.	1,875	446,569
Cadence Design Systems, Inc.*	4,406	1,547,652
Datadog, Inc., Class A*	5,197	740,053
Dayforce, Inc.*	2,550	175,669
Electronic Arts, Inc.	3,639	733,986
Fair Isaac Corp.*	388	580,654
Fidelity National Information Services, Inc.	8,535	562,798
Fiserv, Inc.*	8,814	1,136,389
Intuit, Inc.	4,505	3,076,509
Jack Henry & Associates, Inc.	1,184	176,333
Microsoft Corp.	120,221	62,268,467
MSCI, Inc.	1,258	713,802
Oracle Corp.	26,789	7,534,138
Palantir Technologies, Inc., Class A*	36,760	6,705,759
Paychex, Inc.	5,259	666,631
Paycom Software, Inc.	777	161,725
PTC, Inc.*	1,928	391,423
Roper Technologies, Inc.	1,751	873,206
Salesforce, Inc.	15,484	3,669,708
ServiceNow, Inc.*	3,368	3,099,503
Synopsys, Inc.*	2,984	1,472,276
Take-Two Interactive Software, Inc.*	2,777	717,466
Tyler Technologies, Inc.*	705	368,828
Workday, Inc., Class A*	3,495	841,351
		102,348,560
Telecommunications — 1.9%
Arista Networks, Inc.*	16,682	2,430,734
AT&T, Inc.	115,495	3,261,579
Cisco Systems, Inc.	64,147	4,388,938
Corning, Inc.	12,582	1,032,101
Motorola Solutions, Inc.	2,692	1,231,025
T-Mobile US, Inc.	7,858	1,881,048
Verizon Communications, Inc.	68,093	2,992,687
		17,218,112
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,116	160,499
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	1,971	260,960
CSX Corp.	30,205	1,072,580
Expeditors International of Washington, Inc.	2,240	274,602
FedEx Corp.	3,513	828,401
	Number of Shares	Value†

Transportation — (continued)
J.B. Hunt Transport Services, Inc.	1,211	$162,480
Norfolk Southern Corp.	3,635	1,091,990
Old Dominion Freight Line, Inc.	3,012	424,029
Union Pacific Corp.	9,573	2,262,770
United Parcel Service, Inc., Class B	11,881	992,420
		7,370,232
Water — 0.0%
American Water Works Co., Inc.	3,159	439,701
TOTAL COMMON STOCKS (Cost $373,433,220)		906,171,274

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Apartments — 0.2%
AvalonBay Communities, Inc.	2,282	440,814
Camden Property Trust	1,783	190,389
Equity Residential	5,527	357,763
Essex Property Trust, Inc.	1,037	277,563
Invitation Homes, Inc.	9,176	269,132
Mid-America Apartment Communities, Inc.	1,866	260,736
UDR, Inc.	5,040	187,790
		1,984,187
Diversified — 0.6%
American Tower Corp.	7,569	1,455,670
Crown Castle, Inc.	7,012	676,588
Digital Realty Trust, Inc.	5,210	900,705
Equinix, Inc.	1,577	1,235,169
SBA Communications Corp.	1,736	335,656
VICI Properties, Inc.	17,370	566,436
Weyerhaeuser Co.	11,865	294,133
		5,464,357
Healthcare — 0.3%
Alexandria Real Estate Equities, Inc.	2,558	213,184
Healthpeak Properties, Inc.	10,998	210,612
Ventas, Inc.	7,361	515,196
Welltower, Inc.	10,859	1,934,422
		2,873,414
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	10,148	172,719
Industrial — 0.2%
Prologis, Inc.	15,009	1,718,831
Office Property — 0.0%
BXP, Inc.	2,451	182,207
Regional Malls — 0.1%
Simon Property Group, Inc.	5,289	992,587
Single Tenant — 0.1%
Realty Income Corp.	14,856	903,096
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,409	480,465
Iron Mountain, Inc.	4,743	483,501

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Public Storage	2,544	$734,834
		1,698,800
Strip Centers — 0.1%
Federal Realty Investment Trust	1,251	126,739
Kimco Realty Corp.	11,176	244,196
Regency Centers Corp.	2,579	188,009
		558,944
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,685,177)		16,549,142

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $1,913,249)	1,913,249	1,913,249
TOTAL INVESTMENTS — 100.4% (Cost $388,031,646)		$924,633,665
Other Assets & Liabilities — (0.4)%		(3,825,651)
TOTAL NET ASSETS — 100.0%		$920,808,014

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at September 30, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	12/19/25	8	50	$6,739	$2,695,500	$35,189	$—
							$35,189	$—